Warrants (Details 3)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Warrants [Member]
Amount of Underlying Class A Common Shares | shares	2,590,000
Exercise price	$ 0.6239
Floor Price
Expiration Date	Aug. 14, 2025
Issuance Date	Feb. 14, 2020
Warrants One [Member]
Amount of Underlying Class A Common Shares | shares	3,500,000
Exercise price	$ 0.70
Floor Price	$ 0.1701
Expiration Date	Aug. 25, 2025
Issuance Date	Feb. 25, 2020
Warrants Two [Member]
Amount of Underlying Class A Common Shares | shares	4,900,000
Exercise price	$ 0.70
Floor Price	$ 0.18
Expiration Date	Sep. 02, 2025
Issuance Date	Mar. 02, 2020